OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER INVESTMENTS
Schedule of principal components of other investments, which are carried at fair value

	December 31, 2018				December 31, 2017
	Amortized	Unrealized	Unrealized		Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
	(In millions)
Marketable securities	$272.8	$0.1	$(6.5)	$266.4	$207.3	$0.2	$(2.5)	$205.0
U.S. Treasury bonds	25.0	—	(0.1)	24.9	50.0	—	(0.1)	49.9
Total	$297.8	$0.1	$(6.6)	$291.3	$257.3	$0.2	$(2.6)	$254.9

Schedule of unrealized losses and fair value for investments that were in an unrealized loss position, aggregated by investment category and the length of time that individual securities have been in a continuous loss position

	December 31, 2018
	Less than 12 months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In millions)
Marketable securities	$57.3	$(0.5)	$164.0	$(6.0)	$221.3	$(6.5)
U.S. Treasury bonds	—	—	24.9	(0.1)	24.9	(0.1)
Total	$57.3	$(0.5)	$188.9	$(6.1)	$246.2	$(6.6)

	December 31, 2017
	Less than 12 months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In millions)
Marketable securities	$104.5	$(0.9)	$67.3	$(1.6)	$171.8	$(2.5)
U.S. Treasury bonds	49.9	(0.1)	—	—	49.9	(0.1)
Total	$154.4	$(1.0)	$67.3	$(1.6)	$221.7	$(2.6)

Schedule of securities by contractual maturity date

The amortized cost and estimated fair value of the marketable securities and U.S. Treasury bonds at December 31, 2018 by contractual maturity are as follows:

	Amortized
	Cost	Fair Value
	(In millions)
Due in one year or less	$54.5	$54.4
Due after one year through five years	2.2	2.2
Due after five years through ten years	—	—
Due after ten years	241.1	234.7
Total	$297.8	$291.3